CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Current assets
Cash and cash equivalents	$ 71,919	$ 49,723
Term deposits	817	7,956
Restricted cash	6	6
Accounts receivable, net of allowance for doubtful accounts of US$2,092 and US$1,773 as of September 30, 2012 and 2013, respectively	3,518	4,081
Inventories	698	658
Prepayment and other current assets	4,087	3,573
Deferred tax assets, current portion	1,751	1,856
Deferred cost	1,889	1,795
Total current assets	84,685	69,648
Non-current assets
Property, plant and equipment, net	10,202	9,676
Goodwill	7,711	7,511
Other intangible assets, net	1,476	1,929
Deposit for purchase of non-current assets	374	131
Other non-current assets	1,546	1,091
Total non-current assets	21,309	20,338
Total assets	105,994	89,986
Current liabilities
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$8,789 and US$13,361 as of September 30, 2012 and 2013, respectively)	15,072	9,636
Income tax payable (including income tax payable of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$2,319 and US$3,661 as of September 30, 2012 and 2013, respectively)	4,282	2,627
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$9,408 and US$17,120 as of September 30, 2012 and 2013, respectively)	17,143	9,450
Refundable fees (including refundable fees of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$3,524 and US$4,300 as of September 30, 2012 and 2013, respectively)	4,300	3,524
Total current liabilities	40,797	25,237
Non-current liabilities
Deferred tax liabilities, non-current portion (including non-current portion of deferred tax liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited of nil and nil as of September 30, 2012 and 2013, respectively)	677	132
Total non-current liabilities	677	132
Total liabilities	41,474	25,369
Commitments and contingencies (Note 20)
Equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2012 and 2013, respectively; Authorized - 480,000,000 shares at September 30, 2012 and 2013; Issued and outstanding - 134,386,849 and 135,532,141 shares at September 30, 2012 and 2013, respectively)	14	13
Additional paid-in capital	46,742	61,777
Accumulated other comprehensive income	6,295	4,922
Retained earnings/(cumulative deficits)	11,469	(2,095)
Total China Distance Education Holdings Limited shareholders' equity	64,520	64,617
Total equity	64,520	64,617
Total liabilities and equity	$ 105,994	$ 89,986